AMOUNTS RECEIVABLE - ENBpar - Reconciliation of changes (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) installment	Dec. 31, 2022 BRL (R$)	Apr. 30, 2023 BRL (R$)
AMOUNTS RECEIVABLE - ENBpar
Opening balance	R$ 1,264,059
Additions		R$ 1,283,731
Effect on cash flow
Receipts	(952,035)	(51,096)
Non-cash effect
Financial discount	(332,014)
Interest	19,566	29,734
Exchange rate variation	424	1,690
Final balance		1,264,059
Receipts	952,035	R$ 51,096
Amounts Receivable From ENBpar
Effect on cash flow
Receipts	(952,035)
Non-cash effect
Receipts	R$ 952,035
Amount received in advance			R$ 918,673
Monthly remaining installments | installment	231
Remuneratory Interest	4.76%